Equity of the Parent Company (Vested Ownership Interests) (Details)	Dec. 31, 2011	Dec. 31, 2010
Equity of the Parent Company [Line Items]
Operating Partnership Units and LTIP Units	155,356,390	132,461,119
Vested Ownership Interest	100.00%	100.00%
Parent Company [Member]
Equity of the Parent Company [Line Items]
Operating Partnership Units and LTIP Units	152,435,271	129,603,445
Vested Ownership Interest	98.10%	97.80%
Operating Partnership and LTIP Units Held by Employees and Related Parties [Member]
Equity of the Parent Company [Line Items]
Operating Partnership Units and LTIP Units	2,332,318	2,268,873
Vested Ownership Interest	1.50%	1.70%
Operating Partnership and LTIP Units Held by Third Parties [Member]
Equity of the Parent Company [Line Items]
Operating Partnership Units and LTIP Units	588,801	588,801
Vested Ownership Interest	0.40%	0.50%